Exhibit 99.1

CNH Equipment Trust 2014-B
$188,000,000 Class A-1 0.19000% Asset Backed Notes due June 15, 2015
$315,000,000 Class A-2a 0.48000% Asset Backed Notes due August 15, 2017
$310,000,000 Class A-3 0.910% Asset Backed Notes due May 15, 2019
$164,070,000 Class A-4 1.610% Asset Backed Notes due May 17, 2021
$22,497,000 Class B 1.930% Asset Backed Notes due November 15, 2021

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnhind.com
For additional information consult http://cnhcapital.com/investor info
Cutoff Date		2/29/2016
Date Added		4/30/2014
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	4,439,783.25	0.00	0.00	0.00
	1	18,072,882.08	0.00	0.00	0.00
	2	25,037,182.52	0.00	0.00	0.00
	3	3,843,176.24	0.00	0.00	0.00
	4	3,255,011.21	0.00	0.00	0.00
	5	4,291,566.02	0.00	0.00	0.00
	6	3,816,120.26	0.00	0.00	0.00
	7	3,588,374.56	0.00	0.00	0.00
	8	6,947,565.40	0.00	0.00	0.00
	9	7,379,862.24	0.00	0.00	0.00
	10	12,482,812.55	0.00	0.00	0.00
	11	33,916,161.70	0.00	0.00	0.00
	12	21,568,429.59	0.00	0.00	0.00
	13	24,043,467.23	0.00	0.00	0.00
	14	24,848,155.62	0.00	0.00	0.00
	15	3,436,742.35	0.00	0.00	0.00
	16	2,830,461.91	0.00	0.00	0.00
	17	3,749,907.76	0.00	0.00	0.00
	18	3,325,397.08	0.00	0.00	0.00
	19	3,066,810.41	0.00	0.00	0.00
	20	6,123,626.27	0.00	0.00	0.00
	21	6,518,059.13	0.00	0.00	0.00
	22	11,486,103.83	0.00	0.00	0.00
	23	30,036,202.31	0.00	0.00	0.00
	24	20,034,410.64	0.00	0.00	0.00
	25	21,366,644.26	0.00	0.00	0.00
	26	20,814,543.42	0.00	0.00	0.00
	27	2,830,713.39	0.00	0.00	0.00
	28	2,289,390.59	0.00	0.00	0.00
	29	3,128,094.35	0.00	0.00	0.00
	30	2,763,452.51	0.00	0.00	0.00
	31	2,583,738.15	0.00	0.00	0.00
	32	5,652,333.48	0.00	0.00	0.00
	33	5,524,800.52	0.00	0.00	0.00
	34	10,716,553.73	0.00	0.00	0.00
	35	28,019,516.88	0.00	0.00	0.00
	36	17,352,605.47	0.00	0.00	0.00
	37	18,862,544.49	0.00	0.00	0.00
	38	17,497,916.56	0.00	0.00	0.00
	39	1,031,645.46	0.00	0.00	0.00
	40	595,319.79	0.00	0.00	0.00
	41	1,267,133.86	0.00	0.00	0.00
	42	842,481.17	0.00	0.00	0.00
	43	567,224.31	0.00	0.00	0.00
	44	1,624,055.31	0.00	0.00	0.00
	45	1,274,885.86	0.00	0.00	0.00
	46	2,467,182.50	0.00	0.00	0.00
	47	5,962,531.23	0.00	0.00	0.00
	48	5,048,528.26	0.00	0.00	0.00
	49	3,588,158.02	0.00	0.00	0.00
	50	3,138,878.78	0.00	0.00	0.00
	51	256,014.68	0.00	0.00	0.00
	52	45,668.70	0.00	0.00	0.00
	53	185,830.29	0.00	0.00	0.00
	54	84,633.96	0.00	0.00	0.00
	55	100,645.28	0.00	0.00	0.00
	56	811,757.39	0.00	0.00	0.00
	57	145,347.73	0.00	0.00	0.00
	58	767,968.97	0.00	0.00	0.00
	59	2,557,429.51	0.00	0.00	0.00
	60	1,135,518.84	0.00	0.00	0.00
	61	753,751.01	0.00	0.00	0.00
	62	883,815.28	0.00	0.00	0.00
	63	0.00	0.00	0.00	0.00
	64	0.00	0.00	0.00	0.00
	65	0.00	0.00	0.00	0.00
	66	0.00	0.00	0.00	0.00
	67	0.00	0.00	0.00	0.00
	68	0.00	0.00	0.00	0.00
	69	0.00	0.00	0.00	0.00
	70	0.00	0.00	0.00	0.00
	71	0.00	0.00	0.00	0.00
	72	0.00	0.00	0.00	0.00
	73	0.00	0.00	0.00	0.00
	74	0.00	0.00	0.00	0.00
	75	0.00	0.00	0.00	0.00
	76	0.00	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00
	79	0.00	0.00	0.00	0.00
	80	0.00	0.00	0.00	0.00
	81	0.00	0.00	0.00	0.00
	82	0.00	0.00	0.00	0.00
	83	0.00	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	482,677,526.15	0.00	0.00	0.00
Discount Rate		4.000%	4.000%	4.000%	4.000%
Beginning Contract Value		480,348,329.48	0.00	0.00	0.00
Scheduled Contract Value Decline		19,783,065.71	0.00	0.00	0.00
Unscheduled Contract Value Decline		11,315,808.63	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		449,249,455.14	0.00	0.00	0.00
aggregate Statistical Contract Value (Outstanding Balance)		455,663,721.48

CNH Equipment Trust 2014-B
$188,000,000 Class A-1 0.19000% Asset Backed Notes due June 15, 2015
$315,000,000 Class A-2a 0.48000% Asset Backed Notes due August 15, 2017
$310,000,000 Class A-3 0.910% Asset Backed Notes due May 15, 2019
$164,070,000 Class A-4 1.610% Asset Backed Notes due May 17, 2021
$22,497,000 Class B 1.930% Asset Backed Notes due November 15, 2021

Dated Date (30/360)	2/15/2016
Dated Date (act/360)	2/16/2016
Scheduled Payment Date	3/15/2016
Actual Payment Date	3/15/2016
Days in accrual period (30/360)	30
Days in accrual period (act/360)	28
Note Distribution Account Deposit	$31,565,951.39
Certificate Distribution Account deposit	$728,524.66
First Principal Payment Amount	$31,098,874.34
Turbo Principal Payment Amount (this period)	$0.00
Note Monthly Principal Distributable Amount (1)	$31,098,874.34
Spread Account Initial Deposit	$22,490,269.86
Amount required to be deposited into the Collection Account during the calendar month	$32,680,006.58

Collateral Summary
Wtd. Average Discount Rate	4.000%
Beginning Contract Value	480,348,329.48
Scheduled Contract Value Decline	19,783,065.71
Unscheduled Contract Value Decline	11,315,808.63
Additional Contract Value Purchased	0.00
Ending Contract Value	449,249,455.14

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	480,348,329.48
Pool Balance as of end of last day of preceding Collection Period	480,348,329.48
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	449,249,455.14

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$32,680,006.58

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$32,680,006.58

Reinvestment Income	$14,926.41

Total Collections + Reinvestment Income For The Period	$32,694,932.99

(1)  “Following is a simplified summary of how the Note Monthly Principal Distributable Amount is calculated: The Note Monthly Principal Distributable Amount shown above with respect to any Payment Date will equal the amount necessary to be paid on the Notes to reduce the Outstanding Amount of the Notes — after giving effect to the application of the First Principal Payment Amount (set forth in the line above the “Note Monthly Principal Distributable Amount”) to reduce such Outstanding Amount — to an amount equal to the Pool Balance as of the beginning of the current Collection Period, less the Cumulative Turbo Principal Payment Amount (overcollateralization) as of the previous Payment Date; provided that (a) the Note Monthly Principal Distributable Amount shall not exceed the aggregate Outstanding Amount of the Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount) and (b) on the final maturity date for each Class of Notes, the Note Monthly Principal Distributable Amount will at least equal the amount necessary to repay the Outstanding Amount of that Class of Notes and of any other Class of Notes payable prior to that Class of Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount). For purposes of the preceding sentence, the A-1 Notes, A-2 Notes, A-3 Notes and the A-4 Notes shall each be deemed to be a separate Class of Notes.  Please see the transaction documents previously filed with respect to this issuing entity under Form 8-K for details regarding all of the preceding calculations and for the definitions of defined terms.”

CNH Equipment Trust 2014-B
$188,000,000 Class A-1 0.19000% Asset Backed Notes due June 15, 2015
$315,000,000 Class A-2a 0.48000% Asset Backed Notes due August 15, 2017
$310,000,000 Class A-3 0.910% Asset Backed Notes due May 15, 2019
$164,070,000 Class A-4 1.610% Asset Backed Notes due May 17, 2021
$22,497,000 Class B 1.930% Asset Backed Notes due November 15, 2021

	Actual Payment Date	General	Party Receiving		3/15/2016
		Purpose of	Fee or Expense
	Calculation of Distributable Amounts	Fee or Expense	Amount
	Backup Servicer Engaged?				NO

	CNH				CNH
	Current Servicing Fee Due				$400,290.27
	Past Due Servicing Fee				$0.00
	Total Servicing Fee Due	Provide for servicer as required	NH Credit		$400,290.27
			Company LLC
	Current Administration Fee Due	$500.00			$166.67
	Past Due Administration Fee				$0.00
	Total Administration Fee Due	Provide for trust administrator	CNH Capital		$166.67
			America LLC

	Reimburseable Expenses of the Servicer Due				$0.00
	Past Due Reimburseable Expenses of the Servicer				$0.00
	Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer	NH Credit		$0.00
			Company LLC
	Total Principal Balance of Notes (Beginning of Period)				$464,501,666.64
	A-1 notes Beginning Principal balance				$0.00
	A-2a notes Beginning Principal balance				$0.00
	A-3a notes Beginning Principal balance				$277,934,666.64
	A-4a notes Beginning Principal balance				$164,070,000.00
	B notes Beginning Principal balance				$22,497,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.19000%	0.19000%	act/360	$0.00
A-2a notes Current Interest Due	Fix	0.48000%	0.48000%	30/360	$0.00
A-3a notes Current Interest Due	Fix	0.91000%	0.91000%	30/360	$210,767.12
A-4a notes Current Interest Due	Fix	1.61000%	1.61000%	30/360	$220,127.25
B notes Current Interest Due	Fix	1.93000%	1.93000%	30/360	$36,182.68

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$0.00
A-2a notes Total Interest Due					$0.00
A-3a notes Total Interest Due					$210,767.12
A-4a notes Total Interest Due					$220,127.25
B notes Total Interest Due					$36,182.68

A-1 notes Principal Due					$0.00
A-2a notes Principal Due					$0.00
A-3a notes Principal Due					$31,098,874.34
A-4a notes Principal Due					$0.00
Class B notes Principal Due					$0.00

Total notes Interest Due					$467,077.05
Total notes Principal Due					$31,098,874.34
Total notes Distributable Amount					$31,565,951.39

CNH Equipment Trust 2014-B
$188,000,000 Class A-1 0.19000% Asset Backed Notes due June 15, 2015
$315,000,000 Class A-2a 0.48000% Asset Backed Notes due August 15, 2017
$310,000,000 Class A-3 0.910% Asset Backed Notes due May 15, 2019
$164,070,000 Class A-4 1.610% Asset Backed Notes due May 17, 2021
$22,497,000 Class B 1.930% Asset Backed Notes due November 15, 2021

Actual Payment Date	3/15/2016

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$32,694,932.99

Beginning Spread Account Balance	$19,991,350.98
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$32,694,932.99

Cash Allocation (Cashflow Waterfall)		Available
		Cash
		32,694,932.99
Servicing Fee Paid	$400,290.27
Servicing Fee Shortfall	$0.00
		$32,294,642.72
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$32,294,476.05

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$32,294,476.05

Cash Available to Pay Note Interest	$32,294,476.05
Cash Available to Pay Termination Payment	$32,294,476.05

Class A-1 notes Interest Paid	$0.00
Class A-2a notes Interest Paid	$0.00
Class A-3a notes Interest Paid	$210,767.12
Class A-4a notes Interest Paid	$220,127.25
		$31,863,581.68
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$31,098,874.34
		$31,863,581.68
Class B notes Interest Paid	$36,182.68
Class B notes Interest Shortfall	$0.00
		$31,827,399.00
Class A-1 notes Principal Paid - excluding Turbo principal payment	$0.00
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$31,098,874.34
Class A-4a notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		728,524.66
Deposits to Spread Account	$0.00

Turbo Principal Payment Amount (this period)	$0.00

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		728,524.66
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$728,524.66
Total Principal Balance of Notes (End of Period)	$433,402,792.30
A-1 notes Ending Principal balance	$0.00
A-2a notes Ending Principal balance	$0.00
A-3a notes Ending Principal balance	$246,835,792.30
A-4a notes Ending Principal balance	$164,070,000.00
B notes Ending Principal balance	$22,497,000.00

Cumulative Turbo Principal Payment Amount (overcollateralization)	$15,846,662.84

Release to Seller as Excess	$728,524.66	$728,524.66

CNH Equipment Trust 2014-B
$188,000,000 Class A-1 0.19000% Asset Backed Notes due June 15, 2015
$315,000,000 Class A-2a 0.48000% Asset Backed Notes due August 15, 2017
$310,000,000 Class A-3 0.910% Asset Backed Notes due May 15, 2019
$164,070,000 Class A-4 1.610% Asset Backed Notes due May 17, 2021
$22,497,000 Class B 1.930% Asset Backed Notes due November 15, 2021

Actual Payment Date					3/15/2016

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$464,501,666.64	0.4647029	$464.70
A-1 notes Beginning Principal balance					$0.00	0.0000000	$0.00
A-2a notes Beginning Principal balance					$0.00	0.0000000	$0.00
A-3a notes Beginning Principal balance					$277,934,666.64	0.8965634	$896.56
A-4a notes Beginning Principal balance					$164,070,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$22,497,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$433,402,792.30	0.4335905	$433.59
A-1 notes Ending Principal balance		0.34	$188,000,000.00		$0.00	0.0000000	$0.00
A-2a notes Ending Principal balance		1.04	$315,000,000.00		$0.00	0.0000000	$0.00
A-3a notes Ending Principal balance		2.30	$310,000,000.00		$246,835,792.30	0.7962445	$796.24
A-4a notes Ending Principal balance		3.74	$164,070,000.00		$164,070,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.93	$22,497,000.00		$22,497,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$0.00	0.0000000	$0.00
Class A-2a notes Interest Paid					$0.00	0.0000000	$0.00
Class A-3a notes Interest Paid					$210,767.12	0.0006799	$0.68
Class A-4a notes Interest Paid					$220,127.25	0.0013417	$1.34
Class B notes Interest Paid					$36,182.68	0.0016083	$1.61

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid - including Turbo principal payment					$0.00	0.0000000	$0.00
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$31,098,874.34	0.1003189	$100.32
Class A-4a notes Principal Paid					($0.00)	(0.0000000)	($0.00)
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.1158%
Spread Account Test - Cumulative Net Loss Ratio					0.3128%
Spread Account Test Met	Original	December 15, 2015	June 15, 2016	December 15, 2016	YES
Required Spread Account Target	2.25%	2.00%	1.75%	1.50%	$19,991,350.98
Required Spread Account				June 15, 2017	$19,991,350.98
Beginning Spread Account Balance				1.15%	$19,991,350.98
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$19,991,350.98

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	14,281	4/30/14	6/11/14	999,567,549.11
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	14,281			999,567,549.11

Total Release to Seller					$1,128,981.60

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Dec-15	1.75%
Jun-16	2.50%
Dec-16	3.00%
Jun-17	3.50%
Second Prior Month Delinquency Ratio		0.0892%
Prior Month Delinquency Ratio		0.1139%
Current Month Delinquency Ratio		0.1443%
3 Month Average Delinquency Ratio		0.1158%

Test			Variance	Trigger
Current Distribution Date		3/15/2016
(1) Is current distribution month December, 2015 or June, 2016, or December 2016 or June, 2017 ?		1
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		YES	1.6342%	1.75%
If both (1) and (2) are “YES” then see Cumulative Net Loss Ratio		YES

Cumulative Net Loss Ratio Test**
Payment Date
Dec-15	0.40%
Jun-16	0.55%
Dec-16	0.65%
Jun-17	0.75%
Cumulative Net Loss Ratio		0.3128%

Test			Variance	Trigger
(1) Is current distribution month December, 2015 or June, 2016, or December 2016 or June, 2017 ?		1.00
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		YES	0.0872%	0.40%
If both (1) and (2) are “YES” then see next test below		YES

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at December 2015 and/or 1.75% at June 2016 and/or 1.50% at December 2016 and/or 1.15% at June 2017

		YES

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Receivables at Beginning of Period	11,117
Number of Receivables at End of Period	10,894

Weighted Average Coupon on Receivables	3.09
Weighted Average Original Term on Receivables	61.82
Weighted Average Remaining Term on Receivables	37.23

Pool Factor	0.43359
A-1 Note Pool Factor	0.00000
A-2a Note Pool Factor	0.00000
A-3a Note Pool Factor	0.79624
A-4a Note Pool Factor	1.00000
Class B Note Pool Factor	1.00000
Unscheduled Contract Value Decline - Monthly	11,315,808.63
Unscheduled Contract Value Decline - Life-to-Date	300,514,176.09
Call Factor - based on Ending Contract Value	44.94%

Collateral Performance

Contractural Delinquency (1):	Count	%	Amount	%
31-60 Days delinquent	70	0.64%	3,369,133.81	0.74%
61-90 Days delinquent	18	0.17%	1,247,614.69	0.27%
91-120 Days delinquent	10	0.09%	769,747.36	0.17%
121-150 Days delinquent	8	0.07%	158,901.18	0.03%
151-180 Days delinquent	2	0.02%	264,493.65	0.06%
181 + Days delinquent	15	0.14%	894,796.75	0.20%
TOTAL	123	1.13%	6,704,687.44	1.47%

Amounts Past Due (2)
Scheduled Amounts 30 - 59 days past due	$766,217.63	0.17%
Scheduled Amounts 60 days or more past due (3)	$648,311.25	0.14%

Net and Realized Losses	Amount	Count (4)

Net Losses (5)	$330,758.88	24		0.07%
Write Down Amount on 180 Day Receivables	($13,659.00)
Monthly Realized Losses (Total)	$317,099.88
Net Losses as a % of the Average Pool Balance	0.071%
Average Net Losses on all Receivables that have experienced a Net Loss this period	$13,781.62

Life-to-Date Net Losses	$2,855,745.84	112
Cumulative Write Down Amount on 180 Day Receivables	$270,743.33
Cumulative Realized Losses (Total)	$3,126,489.17
Life-to-Date Net Losses as a % of the Initial Pool Balance	0.286%
Average Net Loss on all Receivables that have experienced a Net Loss	$25,497.73

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning) (6)	$1,026,618.01
Repossessed Equipment not Sold or Reassigned (End)	$842,823.47

Balance of 180 Day Receivables (Beg of month) (7)	$950,178.94
Balance of 180 Day Receivables (End of month)	$904,648.96

(1) Delinquent amount represents, for all Receivables (including 180 Day and Repossessed Receivables, but excluding Liquidated or Purchased Receivables) with respect to which any amounts are delinquent, the outstanding principal balance plus any missed interest, with Repossessed Receivables stated at their estimated realizable value.

(2) Scheduled amount past due represents the amount of missed principal and interest payments plus any fees.
(3) This number is utilized to calculate Delinquency Ratio with respect to the Specified Spread Account Reduction Trigger.

(4) The sum of the monthly count of Receivables will not equal the life-to-date count of Receivables due to loss activity on the same Receivable occurring in multiple months. Duplicate Receivables have been removed from the life-to-date count.

(5) Net Losses are the sum of (a) the estimated realizable loss at the time of repossession, (b) full charge-off if written off without a repossession and (c) adjustment to the estimated realizable loss for proceeds from the liquidation of Repossessed Receivables.  Net Loss percentages and Average Net Losses are based on Net Losses excluding Write Down Amounts on 180-Day Receivables.

(6) Repossessd Receivables are stated at estimated realized value.
(7) Balance of 180- Day Receivables is stated at outstanding principal balance and any fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

	NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?	NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?	NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?	NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?	NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

7/15/2014
8/15/2014
9/15/2014
10/15/2014
11/17/2014
12/15/2014
1/15/2015
2/17/2015
3/16/2015
4/15/2015
5/15/2015
6/15/2015
7/15/2015

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	0.00
3. Final Scheduled Maturity Date	June 15, 2015

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	0.00	210,767.12	220,127.25

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	0.00	246,835,792.30	164,070,000.00
3. Final Scheduled Maturity Date	August 15, 2017	May 15, 2019	May 17, 2021

Distribution Amount	Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	36,182.68

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	22,497,000.00
3. Final Scheduled Maturity Date	November 15, 2021